Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at October 31, 2022 and 2021.
Stage 1 represents those performing loans carried with up to a
12-month
expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)				2022				2021
	Stage 1	Stage 2	Stage 3 (5)	Total	Stage 1	Stage 2	Stage 3 (5)	Total
Loans: Residential mortgages
Exceptionally low	7	–	–	7	4	–	–	4
Very low	94,743	81	–	94,824	94,566	179	–	94,745
Low	31,617	3,134	–	34,751	23,471	1,293	–	24,764
Medium	13,474	3,871	–	17,345	12,066	2,250	–	14,316
High	138	341	–	479	167	306	–	473
Not rated	1,126	53	–	1,179	1,051	46	–	1,097
Impaired	–	–	295	295	–	–	351	351
Gross residential mortgages	141,105	7,480	295	148,880	131,325	4,074	351	135,750
Allowance for credit losses	59	66	10	135	46	39	12	97
Carrying amount	141,046	7,414	285	148,745	131,279	4,035	339	135,653
Loans: Consumer instalment and other personal
Exceptionally low	1,792	35	–	1,827	1,487	37	–	1,524
Very low	33,554	83	–	33,637	30,672	8	–	30,680
Low	24,369	1,307	–	25,676	21,660	534	–	22,194
Medium	13,536	4,633	–	18,169	13,336	3,607	–	16,943
High	873	1,525	–	2,398	661	1,375	–	2,036
Not rated	4,052	32	–	4,084	3,450	50	–	3,500
Impaired	–	–	312	312	–	–	287	287
Gross consumer instalment and other personal	78,176	7,615	312	86,103	71,266	5,611	287	77,164
Allowance for credit losses	101	288	102	491	113	333	91	537
Carrying amount	78,075	7,327	210	85,612	71,153	5,278	196	76,627
Loans: Credit cards (1)
Exceptionally low	2,920	–	–	2,920	2,532	–	–	2,532
Very low	442	1	–	443	450	–	–	450
Low	1,569	51	–	1,620	1,801	66	–	1,867
Medium	2,918	792	–	3,710	1,743	663	–	2,406
High	316	563	–	879	75	287	–	362
Not rated	90	1	–	91	486	–	–	486
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	8,255	1,408	–	9,663	7,087	1,016	–	8,103
Allowance for credit losses	69	207	–	276	67	209	–	276
Carrying amount	8,186	1,201	–	9,387	7,020	807	–	7,827
Loans: Business and government (2)
Acceptable
Investment grade	187,245	6,765	–	194,010	144,807	1,446	–	146,253
Sub-investment grade	98,451	22,390	–	120,841	85,375	14,534	–	99,909
Watchlist	–	6,310	–	6,310	–	6,137	–	6,137
Impaired	–	–	1,384	1,384	–	–	1,531	1,531
Gross business and government	285,696	35,465	1,384	322,545	230,182	22,117	1,531	253,830
Allowance for credit losses	608	675	432	1,715	529	730	395	1,654
Carrying amount	285,088	34,790	952	320,830	229,653	21,387	1,136	252,176
Gross total loans and acceptances	513,232	51,968	1,991	567,191	439,860	32,818	2,169	474,847
Net total loans and acceptances	512,395	50,732	1,447	564,574	439,105	31,507	1,671	472,283
Commitments and financial guarantee contracts
Acceptable
Investment grade	182,153	5,134	–	187,287	154,975	2,367	–	157,342
Sub-investment grade	45,920	14,047	–	59,967	46,827	8,164	–	54,991
Watchlist	2	2,176	–	2,178	–	2,453	–	2,453
Impaired	–	–	292	292	–	–	682	682
Allowance for credit losses	194	174	13	381	195	186	13	394
Carrying amount (3)(4)	227,881	21,183	279	249,343	201,607	12,798	669	215,074

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse to counterparties .
(5)	92% of Stage 3 loans were either fully or partially collateralized as at October 31, 2022 (92% as at October 31, 2021).

Summary of Continuity in Loss Allowance by Each Product Type
The following table shows the continuity in the loss allowance, by product type, for the years ended October 31, 2022 and 2021. Transfers represent the amount of ECL that moved between stages during the year, for example, moving from a
12-month
(Stage 1) to a lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)				2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of year	46	40	19	105	51	75	26	152
Transfer to Stage 1	39	(37)	(2)	–	62	(53)	(9)	–
Transfer to Stage 2	(4)	10	(6)	–	(4)	21	(17)	–
Transfer to Stage 3	–	(7)	7	–	–	(13)	13	–
Net remeasurement of loss allowance	(52)	61	8	17	(93)	24	29	(40)
Loan originations	34	–	–	34	38	–	–	38
Derecognitions and maturities	(5)	(7)	–	(12)	(7)	(12)	–	(19)
Model changes	2	5	–	7	–	–	–	–
Total Provision for Credit Losses (PCL) (1)	14	25	7	46	(4)	(33)	16	(21)
Write-offs (2)	–	–	(5)	(5)	–	–	(12)	(12)
Recoveries of previous write-offs	–	–	7	7	–	–	11	11
Foreign exchange and other	(1)	2	(12)	(11)	(1)	(2)	(22)	(25)
Balance as at end of year	59	67	16	142	46	40	19	105
Loans: Consumer instalment and other personal
Balance as at beginning of year	128	357	91	576	148	454	105	707
Transfer to Stage 1	230	(221)	(9)	–	297	(287)	(10)	–
Transfer to Stage 2	(41)	71	(30)	–	(30)	66	(36)	–
Transfer to Stage 3	(5)	(82)	87	–	(7)	(94)	101	–
Net remeasurement of loss allowance	(263)	226	103	66	(289)	247	103	61
Loan originations	92	–	–	92	86	–	–	86
Derecognitions and maturities	(22)	(39)	–	(61)	(27)	(49)	–	(76)
Model changes	(9)	(13)	–	(22)	(48)	26	–	(22)
Total PCL (1)	(18)	(58)	151	75	(18)	(91)	158	49
Write-offs (2)	–	–	(205)	(205)	–	–	(236)	(236)
Recoveries of previous write-offs	–	–	80	80	–	–	86	86
Foreign exchange and other	1	5	(15)	(9)	(2)	(6)	(22)	(30)
Balance as at end of year	111	304	102	517	128	357	91	576
Loans: Credit cards
Balance as at beginning of year	114	245	–	359	110	321	–	431
Transfer to Stage 1	149	(149)	–	–	194	(194)	–	–
Transfer to Stage 2	(34)	34	–	–	(28)	28	–	–
Transfer to Stage 3	(2)	(114)	116	–	(1)	(172)	173	–
Net remeasurement of loss allowance	(156)	236	74	154	(191)	292	21	122
Loan originations	54	–	–	54	39	–	–	39
Derecognitions and maturities	(5)	(23)	–	(28)	(7)	(29)	–	(36)
Model changes	(6)	18	–	12	–	–	–	–
Total PCL (1)	–	2	190	192	6	(75)	194	125
Write-offs (2)	–	–	(249)	(249)	–	–	(266)	(266)
Recoveries of previous write-offs	–	–	78	78	–	–	94	94
Foreign exchange and other	1	3	(19)	(15)	(2)	(1)	(22)	(25)
Balance as at end of year	115	250	–	365	114	245	–	359
Loans: Business and government
Balance as at beginning of year	662	855	401	1,918	658	1,258	608	2,524
Transfer to Stage 1	313	(267)	(46)	–	505	(496)	(9)	–
Transfer to Stage 2	(166)	243	(77)	–	(101)	172	(71)	–
Transfer to Stage 3	(1)	(52)	53	–	(2)	(97)	99	–
Net remeasurement of loss allowance	(437)	127	224	(86)	(549)	334	138	(77)
Loan originations	488	–	–	488	329	–	–	329
Derecognitions and maturities	(223)	(168)	–	(391)	(140)	(214)	–	(354)
Model changes	19	(32)	–	(13)	(5)	(19)	–	(24)
Total PCL (1)	(7)	(149)	154	(2)	37	(320)	157	(126)
Write-offs (2)	–	–	(153)	(153)	–	–	(336)	(336)
Recoveries of previous write-offs	–	–	50	50	–	–	42	42
Foreign exchange and other	91	83	(13)	161	(33)	(83)	(70)	(186)
Balance as at end of year	746	789	439	1,974	662	855	401	1,918
Total as at end of year	1,031	1,410	557	2,998	950	1,497	511	2,958
Comprised of: Loans	837	1,236	544	2,617	755	1,311	498	2,564
Other credit instruments (3)	194	174	13	381	195	186	13	394

(1)	Excludes PCL on other assets of $2 million for the year ended October 31, 2022 ($(7) million for the year ended October 31, 2021).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at October 31, 2022 and 2021 are as follows:

(Canadian $ in millions)	2022				2021
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1) :
Canada	342,430	363	1,102	340,965	299,905	345	1,143	298,417
United States	200,439	176	959	199,304	153,479	153	910	152,416
Other countries	11,087	5	12	11,070	7,442	–	13	7,429
Total	553,956	544	2,073	551,339	460,826	498	2,066	458,262

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $13 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).
(3)	Excludes allowance for credit losses on performing loans of $368 million for other credit instruments, which is included in other liabilities ($381 million as at October 31, 2021).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2022 and 2021 are as follows:

(Canadian $ in millions)			2022			2021
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	295	10	285	351	12	339
Consumer instalment and other personal	312	102	210	287	91	196
Business and government (1)	1,384	432	952	1,531	395	1,136
Total	1,991	544	1,447	2,169	498	1,671
By geographic region (2) :
Canada	1,158	363	795	1,195	345	850
United States	820	176	644	974	153	821
Other countries	13	5	8	–	–	–
Total	1,991	544	1,447	2,169	498	1,671

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $13 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2022 and 2021. Loans less than 30 days past due are excluded as they are not generally representative of the borrowers’ ability to meet their payment obligations.

(Canadian $ in millions)			2022			2021
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	411	19	430	404	14	418
Credit card, consumer instalment and other personal	392	84	476	279	59	338
Business and government	198	38	236	264	33	297
Total	1,001	141	1,142	947	106	1,053
Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $43 million as at October 31, 2022 ($36 million as at October 31, 2021).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period

The following table shows the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at October 31, 2022						As at October 31, 2021
All figures are average annual values	Benign scenario		Base s cenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)

Real GDP growth rates (2)
Canada	3.7%	2.2%	1.5%	1.1%	(2.3)%	0.4%	6.3%	4.0%	4.0%	2.9%	(2.7)%	0.4%
United States	2.4%	2.1%	0.2%	1.3%	(3.3)%	0.6%	7.1%	3.2%	4.8%	2.4%	(1.2)%	0.6%
Corporate BBB 10-year spread
Canada	1.9%	1.9%	2.4%	2.2%	3.7%	3.9%	1.4%	1.8%	1.8%	2.0%	3.6%	3.9%
United States	1.8%	1.9%	2.2%	2.2%	4.2%	3.9%	0.9%	1.3%	1.2%	1.6%	4.2%	3.9%
Unemployment rates
Canada	4.3%	3.6%	5.9%	6.5%	8.0%	9.9%	6.0%	4.8%	6.6%	5.6%	10.8%	12.4%
United States	3.2%	2.6%	4.2%	4.8%	6.5%	8.4%	4.2%	3.0%	4.7%	3.6%	8.5%	10.6%
Housing Price Index (2)
Canada (3)	(6.7)%	2.1%	(10.0)%	(1.0)%	(13.6)%	(8.0)%	18.2%	7.1%	15.1%	4.0%	(6.4)%	(9.5)%
United States (4)	1.6%	(0.7)%	(0.9)%	(2.6)%	(7.5)%	(8.4)%	14.6%	5.7%	12.3%	3.8%	(6.1)%	(7.8)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.